Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000088731
Account Value [Line Items]
Line Graph and Table Measure Name		Advisor Class
Accumulated Value	$ 10,000		$ 11,933	$ 13,686	$ 14,952	$ 15,810	$ 21,628	$ 18,654	$ 21,907	$ 27,658	$ 31,711	$ 36,515
C000027654
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charges)
Accumulated Value	9,573		11,394	13,032	14,205	14,982	20,447	17,587	20,603	25,953	29,669	34,083
C000027656
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with sales charges)
Accumulated Value	10,000		11,814	13,413	14,516	15,194	20,573	17,568	20,418	25,536	28,978	33,037
C000027659
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		11,933	13,697	14,964	15,822	21,662	18,689	21,951	27,727	31,785	36,621
C000135447
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
Accumulated Value	10,000		11,939	13,708	14,992	15,862	21,730	18,747	22,025	27,827	31,907	36,754
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	$ 10,000		$ 11,790	$ 13,484	$ 14,889	$ 16,006	$ 22,536	$ 20,144	$ 24,091	$ 30,006	$ 34,556	$ 42,271